Shareholders' Equity (Details) - Schedule of statutory reserve activities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of statutory reserve activities [Line Items]
Beginning Balance	$ 15,751,712	$ 15,748,751
Addition to statutory reserve	126,462	2,961
Ending Balance	15,878,174	15,751,712
Pingtan Fishing [Member]
Shareholders' Equity (Details) - Schedule of statutory reserve activities [Line Items]
Beginning Balance	14,947,530	14,944,569
Addition to statutory reserve	126,462	2,961
Ending Balance	15,073,992	14,947,530
Fujian Heyue [Member]
Shareholders' Equity (Details) - Schedule of statutory reserve activities [Line Items]
Beginning Balance	804,182	804,182
Addition to statutory reserve
Ending Balance	$ 804,182	$ 804,182